28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 10) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net profit allocated to non-controlling interests	R$ 1	R$ 1
GASMIG [Member]
Net profit allocated to non-controlling interests	R$ 1	R$ 1